Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Jun. 27, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000096110 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Plus Shares
Accumulated Value		$ 100,000,000			$ 116,180,963		$ 137,243,674		$ 124,417,037		$ 159,335,786		$ 210,708,417		$ 236,997,779		$ 174,300,754		$ 218,596,535		$ 255,616,103		$ 284,816,213
C000007781 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		5,000,000			5,807,657		6,860,004		6,218,337		7,962,680		10,529,072		11,841,733		8,708,465		10,920,928		12,767,996		14,225,898
C000007780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Admiral Shares
Accumulated Value		10,000			11,613		13,716		12,432		15,917		21,045		23,666		17,403		21,820		25,509		28,422
C000007782 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,616		13,718		12,433		15,919		21,044		23,662		17,402		21,821		25,509		28,421
C000007779 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Shares
Accumulated Value		10,000			11,599		13,680		12,384		15,836		20,910		23,485		17,246		21,596		25,215		28,054
C000007791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Shares
Accumulated Value		10,000			11,107		13,231		11,995		15,697		18,537		23,054		18,719		21,683		24,956		27,833
C000007794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,123		13,264		12,042		15,780		18,655		23,228		18,888		21,909		25,246		28,194
C000007792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Admiral Shares
Accumulated Value		10,000			11,122		13,263		12,039		15,775		18,653		23,224		18,880		21,896		25,230		28,173
C000007793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		5,000,000			5,561,321		6,634,294		6,021,169		7,890,408		9,331,544		11,620,374		9,446,820		10,958,164		12,627,415		14,100,785
C000096111 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Plus Shares
Accumulated Value		100,000,000			111,237,212		132,684,969		120,459,367		157,872,293		186,708,349		232,512,681		189,061,009		219,304,404		252,741,100		282,287,447
C000096112 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Plus Shares
Accumulated Value		100,000,000			118,333,587.2		137,582,401.2		124,784,311.7		158,978,463.2		189,394,292.6		223,010,267.3		183,769,555.2		217,260,966.7		248,221,073.8		270,202,727.8
C000007797 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		5,000,000			5,915,785.733		6,876,956.812		6,236,123.695		7,944,859.274		9,463,755.388		11,142,026.24		9,180,487.55		10,853,321.4		12,398,210.67		13,495,268.07
C000007796 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Admiral Shares
Accumulated Value		10,000			11,830.32753		13,751.25047		12,470.50574		15,883.35426		18,918.05608		22,272.74273		18,350.11008		21,689.19603		24,776.2122		26,963.59178
C000007798 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,831.19513		13,752.44735		12,472.81273		15,886.84005		18,917.8572		22,269.39275		18,350.62607		21,691.4093		24,778.11363		26,966.65215
C000007795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Shares
Accumulated Value		10,000			11,817.337417		13,720.080702		12,426.496769		15,808.723271		18,806.63872		22,115.214192		18,198.306985		21,483.862142		24,512.407796		26,646.042554
C000007799 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Shares
Accumulated Value		10,000			11,061		13,470		12,688		16,825		22,735		24,003		17,163		20,816		24,220		26,231
C000007801 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,074		13,499		12,733		16,903		22,868		24,173		17,309		21,016		24,481		26,545
C000105304 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Admiral Shares
Accumulated Value		10,000			11,073		13,500		12,733		16,904		22,871		24,171		17,308		21,014		24,478		26,543
C000007800 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		5,000,000			5,536,924		6,751,886		6,367,652		8,454,578		11,440,276		12,092,841		8,659,433		10,516,282		12,251,102		13,284,445
C000007803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		5,000,000			6,240,035		6,976,417		6,123,307		7,519,958		7,960,786		10,198,385		9,248,826		10,728,161		12,059,625		13,156,812
C000105305 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Admiral Shares
Accumulated Value		10,000			12,478		13,950		12,244		15,031		15,910		20,379		18,482		21,437		24,093		26,283
C000007804 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			12,480		13,951		12,247		15,034		15,909		20,375		18,482		21,440		24,096		26,285
C000007802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Shares
Accumulated Value		10,000			12,465		13,920		12,202		14,961		15,817		20,239		18,330		21,237		23,839		25,972
C000007805 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Shares
Accumulated Value		10,000			11,253.33		13,622.33		12,906.32		16,861.94		20,381		25,596.12		20,578.62		25,905.67		32,021.25		37,466.81
C000007808 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,267.54		13,651.79		12,951.29		16,940.92		20,489.59		25,758.74		20,735		26,131.99		32,337.81		37,879.25
C000007806 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Admiral Shares
Accumulated Value		10,000			11,266		13,651		12,946		16,933		20,487		25,755		20,726		26,117		32,318		37,850
C000007807 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		5,000,000			5,633,622		6,826,266		6,473,877		8,468,723		10,247,044		12,883,934		10,369,901		13,067,665		16,171,399		18,942,202
C000155407 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Plus Shares
Accumulated Value		100,000,000			112,689,784		136,574,319		129,540,923		169,465,906		205,081,462		257,863,334		207,563,777		261,600,415		323,767,209		379,277,558
C000170276 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Select Shares
Accumulated Value	$ 5,000,000,000		$ 5,712,244,861			$ 6,923,387,720		$ 6,567,400,149		$ 8,592,519,603		$ 10,399,307,532		$ 13,077,055,618		$ 10,527,155,619		$ 13,269,271,037		$ 16,424,262,159		$ 19,242,029,927
C000105306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Admiral Shares
Accumulated Value		10,000			10,675		13,005		12,276		16,433		22,098		26,623		18,944		23,327		27,155		30,057
C000034428 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			10,675		13,006		12,278		16,435		22,098		26,623		18,945		23,329		27,158		30,061
C000034427 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Shares
Accumulated Value		10,000			10,662		12,977		12,232		16,357		21,970		26,435		18,787		23,107		26,868		29,703
C000034429 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Shares
Accumulated Value		10,000			11,511		13,458		11,771		15,046		15,412		19,818		18,233		19,987		22,764		25,474
C000034430 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,526		13,492		11,817		15,124		15,502		19,956		18,384		20,180		23,011		25,783
C000105307 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Admiral Shares
Accumulated Value		10,000			11,526		13,490		11,814		15,121		15,506		19,965		18,388		20,183		23,015		25,789
Dow Jones U S Total Stock Market Float Adjusted C000096110 Index [Member]
Account Value [Line Items]
Accumulated Value		100,000,000			112,619,384		136,452,251		129,225,133		169,155,640		204,324,245		256,748,804		206,608,094		260,447,926		322,629,931		377,653,026
Dow Jones U S Total Stock Market Float Adjusted C000007781 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,630,969		6,822,613		6,461,257		8,457,782		10,216,212		12,837,440		10,330,405		13,022,396		16,131,497		18,882,651
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	5,000,000,000	10,000	5,714,565,389		11,262	6,923,899,628	13,645	6,557,179,131	12,923	8,583,344,477	16,916	10,367,879,986	20,432	13,028,022,185	25,675	10,483,767,759	20,661	13,215,724,099	26,045	16,370,981,401	32,263	19,162,979,193	37,765
Dow Jones U S Total Stock Market Float Adjusted C000096112 Index [Member]
Account Value [Line Items]
Accumulated Value					112,619,383.9		136,452,250.9		129,225,133.2		169,155,640.1		204,324,244.5		256,748,804.4		206,608,094.4		260,447,926.3		322,629,931.2		377,653,025.7
Dow Jones U S Total Stock Market Float Adjusted C000007797 Index [Member]
Account Value [Line Items]
Accumulated Value					5,630,969.193		6,822,612.543		6,461,256.66		8,457,782.006		10,216,212.23		12,837,440.22		10,330,404.72		13,022,396.31		16,131,496.56		18,882,651.28
Dow Jones U S Total Stock Market Float Adjusted C000007795 Index [Member]
Account Value [Line Items]
Accumulated Value					11,261.938387		13,645.225086		12,922.513319		16,915.564012		20,432.424453		25,674.880442		20,660.809443		26,044.792629		32,262.993124		37,765.302567
Dow Jones U S Total Stock Market Float Adjusted C000007798 Index [Member]
Account Value [Line Items]
Accumulated Value					11,261.93839		13,645.22509		12,922.51332		16,915.56401		20,432.42445		25,674.88044		20,660.80944		26,044.79263		32,262.99312		37,765.30257
Dow Jones U S Total Stock Market Float Adjusted C000007805 Index [Member]
Account Value [Line Items]
Accumulated Value					11,261.94		13,645.23		12,922.51		16,915.56		20,432.42		25,674.88		20,660.81		26,044.79		32,262.99		37,765.3
S And P Completion C000096110 Index [Member]
Account Value [Line Items]
Accumulated Value		100,000,000			115,954,014		136,955,914		123,848,543		158,459,111		209,435,491		235,302,416		172,852,650		216,018,500		252,491,556		281,080,808
S And P Completion C000007781 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,797,701		6,847,796		6,192,427		7,922,956		10,471,775		11,765,121		8,642,633		10,800,925		12,624,578		14,054,040
S And P Completion Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Completion Index
Accumulated Value		10,000			11,595		13,696		12,385		15,846		20,944		23,530		17,285		21,602		25,249		28,108
CRSP US Mid Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				CRSP US Mid Cap Index
Accumulated Value		10,000			11,125		13,271		12,047		15,792		18,674		23,253		18,908		21,930		25,274		28,232
CRSP US Mid Cap C000007793 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,562,259		6,635,522		6,023,488		7,896,154		9,336,763		11,626,547		9,454,199		10,964,860		12,637,118		14,116,192
CRSP US Mid Cap C000096111 Index [Member]
Account Value [Line Items]
Accumulated Value		100,000,000			111,245,181		132,710,442		120,469,763		157,923,071		186,735,253		232,530,931		189,083,984		219,297,191		252,742,360		282,323,832
CRSP US Small Cap C000096112 Index [Member]
Account Value [Line Items]
Accumulated Value		100,000,000			118,262,767.1		137,464,258		124,642,947.9		158,732,225.6		189,007,336.2		222,487,345.3		183,241,951.9		216,384,653.6		247,148,089.6		268,956,698.1
CRSP US Small Cap C000007797 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,913,138.354		6,873,212.9		6,232,147.395		7,936,611.278		9,450,366.811		11,124,367.26		9,162,097.593		10,819,232.68		12,357,404.48		13,447,834.9
CRSP US Small Cap C000007798 Index [Member]
Account Value [Line Items]
Accumulated Value					11,826.27671						15,873.22256		18,900.73362		22,248.73453		18,324.19519				24,714.80896		26,895.66981
CRSP US Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				CRSP US Small Cap Index
Accumulated Value		10,000			11,826.276708		13,746.4258		12,464.29479		15,873.222556		18,900.733621		22,248.734529		18,324.195186		21,638.46536		24,714.808957		26,895.669806
CRSP US Small Cap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				CRSP US Small Cap Growth Index
Accumulated Value		10,000			11,062		13,485		12,719		16,884		22,852		24,157		17,288		20,967		24,421		26,482
CRSP US Small Cap Growth C000007800 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,531,208		6,742,462		6,359,339		8,441,844		11,426,194		12,078,410		8,643,797		10,483,256		12,210,600		13,240,928
CRSP US Small Cap Value C000007803 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			6,241,126		6,979,534		6,123,379		7,517,245		7,949,583		10,187,107		9,242,803		10,713,250		12,044,249		13,141,019
CRSP US Small Cap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				CRSP US Small Cap Value Index
Accumulated Value		10,000			12,482		13,959		12,247		15,034		15,899		20,374		18,486		21,426		24,088		26,282
CRSP US Total Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				CRSP US Total Market Index
Accumulated Value	$ 5,000,000,000	10,000	$ 5,711,363,042		11,267.64	$ 6,921,548,886	13,655.15	$ 6,563,911,224	12,949.59	$ 8,587,989,931	16,942.79	$ 10,390,827,041	20,499.51	$ 13,063,790,654	25,772.85	$ 10,517,247,246	20,748.91	$ 13,249,208,744	26,138.65	$ 16,398,774,592	32,352.26	$ 19,211,711,552	37,901.76
CRSP US Total Market C000007806 Index [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,268		13,655		12,950		16,943		20,500		25,773		20,749		26,139		32,352		37,902
CRSP US Total Market C000155407 Index [Member]
Account Value [Line Items]
Accumulated Value		100,000,000			112,676,422		136,551,530		129,495,888		169,427,853		204,995,060		257,728,528		207,489,137		261,386,542		323,522,639		379,017,566
CRSP US Total Market C000007807 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,633,821		6,827,577		6,474,794		8,471,393		10,249,753		12,886,426		10,374,457		13,069,327		16,176,132		18,950,878
CRSP US Mid Cap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				CRSP US Mid Cap Growth Index
Accumulated Value		10,000			10,678		13,019		12,294		16,465		22,156		26,701		19,003		23,412		27,270		30,195
CRSP US Mid Cap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				CRSP US Mid Cap Value Index
Accumulated Value		$ 10,000			$ 11,528		$ 13,502		$ 11,825		$ 15,142		$ 15,520		$ 19,995		$ 18,427		$ 20,229		$ 23,072		$ 25,866